Bohai Pharmaceuticals Group, Inc. - Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 18,024,773	$ 14,813,455	$ 19,123,517	$ 9,648,025
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,854,759	4,053,576	5,359,502	4,330,595
Impairment of intangible assets- drug formula	0	1,688,486	1,688,486
Loss on disposal of property, plant and equipment	9,944	0		(1,414)
Amortization of debt issue costs				485,039
Non-cash interest- convertible notes				9,317,897
Change in fair value of warrants	0	(1,211,236)	(1,211,236)	273,369
Stock based compensation				44,000
Deferred income taxes	(149,182)	(331,999)	(285,138)	(170,059)
Changes in operating assets and liabilities:
Accounts receivable, increase decrease	(7,704,260)	(11,091,285)	(8,275,584)	(6,309,216)
Prepaid expenses and other current assets, increase decrease	37,775	426,946	393,371	416,173
Inventories, increase decrease	(1,722,546)	714,984	1,079,465	(900,652)
Accounts payable, increase decrease	41,256	941,963	1,650,110	(428,745)
Accrued expenses, increase decrease	(417,479)	(1,415,975)	1,205,007	3,054,618
Income taxes payable, increase decrease	(156,172)	(715,086)	(164,351)	847,910
Net cash provided by operating activities	12,818,868	7,873,829	20,563,149	20,607,540
Cash flows used in investing activities:
Purchases of property, plant and equipment	(195,192)	(781,176)	(3,959,698)	(914,448)
Proceeds from disposal of property, plant and equipment				26,764
Land use rights payments	(6,518,267)	(6,349,206)	(12,745,551)
Prepayment for property, plant and equipment	(596,718)	(2,528,104)	(497,783)	(594,508)
Cash received in acquisition of business				1,358,078
Cash paid for acquisition of business	(5,000,000)	(12,472,815)	(20,300,000)	(9,700,000)
Deposit of restricted cash- convertible note escrow deposit		(1,494,964)	(2,697,345)	(10,044,756)
Release of restricted cash- convertible note escrow deposit		2,546,786	4,601,029	1,054,789
Net cash used in investing activities	(12,310,177)	(21,079,479)	(35,599,348)	(18,814,081)
Cash flows from financing activities:
Proceeds from short-term	4,888,701	0
Proceeds from notes payable	9,777,401	0	9,559,163	(3,062,076)
Borrowing from related party	0	12,349	16,059	23,879
Repayment to related party	2,466	0
Repayment of convertible notes	(846,450)	(1,571,500)	(1,571,500)	(414,000)
Repayment of short-term loan	(9,777,401)	0
Deposit of restricted cash- note payable			(4,779,582)
Capital Contribution from shareholder				6,297,328
Net cash provided by (used in) financing activities	4,044,717	(1,559,151)	3,224,140	2,845,131
Effect of foreign currency translation on cash and cash equivalents	(236,349)	134,113	373,743	403,272
Net increase decrease in cash and cash equivalents	4,317,059	(14,630,688)	(11,438,316)	5,041,862
Cash and cash equivalents at beginning of period	6,947,972	18,386,288	18,386,288	13,344,426
Cash and cash equivalents at end of period	11,265,031	3,755,600	6,947,972	18,386,288
Cash paid during the period for:
Cash paid for interest	749,350	875,286	1,363,164	868,875
Cash paid for income taxes	6,674,283	6,023,796	7,469,786	6,697,654
Non-cash investing and financing activities:
Land use right liability			6,471,759
Acquisition liability			5,000,000	25,300,000
PPE non-cash assuming liability			$ 2,279,869